Vessels, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels, Net

NOTE 4 – VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$5,050,766	$(809,474)	$4,241,292
Additions/ (Depreciation)	480,746	(113,438)	367,308
Disposals/ (Impairment)	(38,943)	9,317	(29,626)
Transfer to assets held for sale	(26,699)	—	(26,699)
Balance June 30, 2025	$5,465,870	$(913,595)	$4,552,275

The above balances as of June 30, 2025 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$4,594,294	$(775,478)	$3,818,816
Additions/ (Depreciation)	480,746	(105,569)	375,177
Disposals/ (Impairment)	(38,943)	9,317	(29,626)
Transfer to assets held for sale	(26,699)	—	(26,699)
Balance June 30, 2025	$5,009,398	$(871,730)	$4,137,668

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$456,472	$(33,996)	$422,476
Depreciation	—	(7,869)	(7,869)
Balance June 30, 2025	$456,472	$(41,865)	$414,607

Right-of-use assets under finance leases are calculated at an amount equal to the corresponding finance liability, increased with the allocated excess value, the initial direct costs and adjusted for the carrying amount of the straight-line effect of finance liability as well as the favorable and unfavorable lease terms derived from charter-in agreements. During the six month period ended June 30, 2024, following the declarations of the Company’s option to extend the charter period for one year for one Kamsarmax vessel and the option to acquire four Kamsarmax vessels (one of which was delivered into Navios Partners’ fleet in June 2024) and one Ultra-Handymax vessel, the corresponding right-of-use asset under finance lease was increased by the aggregate amount of $25,426.

During the six month periods ended June 30, 2025 and 2024, the Company capitalized certain fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements, that amounted to $16,134 and $10,284, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows (see Note 12 – Transactions with related parties and affiliates).

Acquisition of Vessels

2025

During the six month period ended June 30, 2025, Navios Partners took delivery of five 2025-built vessels (two 7,700 TEU Containerships and three Aframax/LR2 tanker vessels), from unrelated third parties, for an aggregate acquisition cost of $464,612 (including $49,934 capitalized expenses).

2024

During the six month period ended June 30, 2024, Navios Partners took delivery of four 2024-built vessels (three 5,300 TEU Containerships and one Aframax/LR2 tanker vessel of 115,651 dwt), from unrelated third parties, for an aggregate acquisition cost of $273,801 (including $23,893 capitalized expenses).

During the six month period ended June 30, 2024, Navios Partners paid an amount of $28,789 and acquired from an unrelated third party, a 2016-built Kamsarmax vessel of 84,904 dwt, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under the finance lease and recognized the vessel at an aggregate cost of $40,495.

In June 2024, Navios Partners agreed to acquire from an unrelated third party the Navios Venus, a 2015-built Ultra-Handymax vessel of 61,339 dwt, which was previously chartered-in and accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as a finance lease, as of the effective date of the modification. Following the reassessment performed, the Company recognized a right-of-use asset at $27,463, being an amount equal to the finance lease liability. The acquisition was completed on December 27, 2024.

Sale of Vessels

2025

During the six month period ended June 30, 2025, Navios Partners sold three vessels to unrelated third parties for an aggregate net sales price of $33,717. Following the sale of such vessels and the classification of a vessel as held for sale, as discussed below, an aggregate loss of $329 (including the remaining carrying balance of drydock and special survey cost of $2,175 and the straight line asset associated with the vessel held for sale of $2,245) is presented under the caption “Gain/ (loss) on sale of vessels, net” in the condensed Consolidated Statements of Comprehensive Income. This amount includes an impairment loss of $2,992 in connection with the classification of a 2009-built transhipper vessel of 57,573 dwt as held for sale. This amount also includes an impairment loss of $3,790, recognized upon the classification of a 2006-built Panamax of 76,596 dwt as held for sale as of March 31, 2025, with the sale completed during the three month period ended June 30, 2025.

2024

During the six month period ended June 30, 2024, Navios Partners sold four vessels to unrelated third parties for an aggregate net sales price of $91,400. Following the sale of such vessels, the aggregate gain of $16,747 (including the aggregate remaining carrying balance of drydock and special survey cost of $991) is presented under the caption “Gain/ (loss) on sale of vessels, net” in the condensed Consolidated Statements of Comprehensive Income.

Vessels “agreed to be sold”

2025

During the six month period ended June 30, 2025, Navios Partners agreed to sell a 2009-built 4,250 TEU Containership and a 2008-built 4,730 TEU Containership to unrelated third parties. The aggregate gross sale price of the above vessels amounted to $65,500. The Company has performed an assessment based on provisions of ASC 360 and concluded that the held for sale criteria were not met and the vessels were not classified as held for sale as of June 30, 2025. The sale of the 2009-built 4,250 TEU Containership is expected to be completed during the fourth quarter of 2025 and the sale of the 2008-built 4,730 TEU Containership is expected to be completed during the first quarter of 2026.

In addition, as of June 30, 2025, the Company had initiated a process to sell a 2009-built transhipper vessel of 57,573 dwt to Navios South American Logistics Inc. (“NSAL”). The Company entered into a definitive agreement with NSAL in July 2025. The transaction was negotiated and approved by the Conflicts Committee of Navios Partners (see Note 12 – Transactions with related parties and affiliates). As of June 30, 2025, the above vessel has been classified as held for sale, according to the provisions of ASC 360, as the relevant criteria for the classification were met and is presented under the caption “Assets held for sale” in the condensed Consolidated Balance Sheets, measured at the lower of carrying value and fair value less costs to sell (see Note - 8 Fair value of financial instruments). The inventories associated with the vessel held for sale of $141 are presented under the caption “Assets held for sale” in the condensed Consolidated Balance Sheets. The sale was completed on July 30, 2025.

Vessels impairment loss

2025

As at June 30, 2025, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that no such indicators were present. During the second quarter of 2025, an impairment loss of $2,992 was recognized in connection with the classification of a 2009-built transhipper vessel of 57,573 dwt as held for sale, as described above, as the carrying amount of the asset group was not recoverable and exceeded its fair value less costs to sell.

2024

As of June 30, 2024, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that such indicators were present for two of its dry bulk vessels, mainly due to Company’s intention to sell these vessels. As of June 30, 2024, the undiscounted projected net operating cash flows for the two vessels did not exceed the carrying value of each asset group and an impairment loss of $7,614 was recognized and is presented under the caption “Gain/ (loss) on sale of vessels, net” in the condensed Consolidated Statements of Comprehensive Income. The impairment loss was calculated as the difference between the fair value of the vessel and the carrying value of the asset group.